Net (Loss)/ Earnings Per Share - Summary of Basic and Diluted Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	¥ 231,696	$ 33,132	¥ 304,399	¥ (91,279)
Accretion of redeemable noncontrolling interests	(10,030)	(1,434)	(9,315)	(8,600)
Numerator for computing net (loss)/earnings per share	221,666	31,698	295,084	(99,879)
Common Class A [Member]
Numerator:
Numerator for computing net (loss)/earnings per share	184,475	26,380	245,436	(83,116)
Numerator for computing diluted net (loss)/earnings per share	¥ 185,815	$ 26,571	¥ 246,197	¥ (83,116)
Denominator:
Weighted average number of ordinary shares outstanding, basic	270,544,884	270,544,884	269,642,904	270,432,437
Share-based awards	12,153,180	12,153,180	5,042,598	0
Denominator used for diluted EPS	282,698,064	282,698,064	274,685,502	270,432,437
(Loss)/Earnings per share - basic | (per share)	¥ 0.68	$ 0.1	¥ 0.91	¥ (0.31)
Loss)/Earnings per share - diluted | (per share)	¥ 0.66	$ 0.09	¥ 0.9	¥ (0.31)
Common Class B [Member]
Numerator:
Numerator for computing net (loss)/earnings per share	¥ 37,191	$ 5,318	¥ 49,468	¥ (16,763)
Numerator for computing diluted net (loss)/earnings per share	¥ 35,851	$ 5,127	¥ 48,887	¥ (16,763)
Denominator:
Weighted average number of ordinary shares outstanding, basic	54,543,800	54,543,800	54,543,800	54,543,800
Share-based awards	0	0	0	0
Denominator used for diluted EPS	54,543,800	54,543,800	54,543,800	54,543,800
(Loss)/Earnings per share - basic | (per share)	¥ 0.68	$ 0.1	¥ 0.91	¥ (0.31)
Loss)/Earnings per share - diluted | (per share)	¥ 0.66	$ 0.09	¥ 0.9	¥ (0.31)